Expense Example - Fortuna Hedged Bitcoin Fund - Fortuna Hedged Bitcoin Fund Class	Jan. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 178
Expense Example, with Redemption, 3 Years	$ 551